Concentrations	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Concentrations [Abstract]
CONCENTRATIONS

NOTE 14 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits of $250,000. At March 31, 2024, cash in a bank did not exceed the federally insured limits. The Company has not experienced any losses in such accounts through March 31, 2024.

Economic Concentrations

With respect to customer concentration, one customer accounted for approximately 86% of total sales for the six months ended March 31, 2024. With respect to customer concentration, one customer accounted for approximately 86% of total sales for the six months ended March 31, 2023.

With respect to accounts receivable concentration, one customer accounted for 91% of total accounts receivable at March 31, 2024. With respect to accounts receivable concentration, two customers accounted for 88% and 10% of total accounts receivable at September 30, 2023.

With respect to supplier concentrations, one supplier accounted for approximately 12% of total purchases for the six months ended March 31, 2024. With respect to supplier concentration, three suppliers accounted for approximately 13%, 11% and 10% of total purchases for the six months ended March 31, 2023.

With respect to Howco accounts payable concentration, three suppliers accounted for approximately 18%, 16%, and 10% of total accounts payable at March 31, 2024. With respect to Howco accounts payable concentration, three suppliers accounted for approximately 11%, 18% and 20% of total accounts payable at September 30, 2023.

Foreign sales were $0 and $4,509 for the six months ended March 31, 2024 and 2023, respectively.

NOTE 16 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits of $250,000. At September 30, 2023, cash in a bank did not exceed the federally insured limits. The Company has not experienced any losses in such accounts through September 30, 2023.

Economic Concentrations

With respect to customer concentration, one customer accounted for approximately 85% of total sales for the year ended September 30, 2023. One customer accounted for approximately 73% of total sales for the year ended September 30, 2022.

With respect to accounts receivable concentration, two customers accounted for 88% and 10% of total accounts receivable at September 30, 2023. Three customers accounted for approximately 50%, 23%, and 15%, of total accounts receivable at September 30, 2022.

With respect to supplier concentrations, two suppliers accounted for approximately 15% and 10% of total purchases for the year ended September 30, 2023. Two suppliers accounted for approximately 17% and 13%, of total purchases for the year ended September 30, 2022.

With respect to Howco accounts payable concentration, three suppliers accounted for approximately 11%, 18% and 20% of total accounts payable at September 30, 2023. With respect to Howco accounts payable concentration, three suppliers accounted for approximately 27%, 24%, and 13% of total accounts payable at September 30, 2022.

Foreign sales were $4,509 and $0 for the years ended September 30, 2023 and 2022, respectively.